Restatement of Previously Issued Financial Statements - Additional Information (Detail)	Mar. 08, 2021 USD ($) shares
As Previously Reported [Member]
Change in Accounting Estimate [Line Items]
Common stock value | $	$ 164
As Previously Reported [Member] | Common Class A [Member]
Change in Accounting Estimate [Line Items]
Common stock value | $	$ 5,000,000
Public Warrant [Member]
Change in Accounting Estimate [Line Items]
Warrant outstanding | shares	13,333,333
Private Warrant [Member]
Change in Accounting Estimate [Line Items]
Warrant outstanding | shares	7,500,000